Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Long-term rental deposits	¥ 42,863		¥ 50,509
Prepaid service fees	14,250
Loans to employees	11,800
Prepaid consideration for an acquisition	5,040		95,427
Prepaid long-term celebrity endorsement fees	1,804		3,996
Others	4,463		2,126
Other assets, noncurrent	¥ 80,220	$ 12,588	¥ 152,058